Property, Equipment and Software, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property, equipment and software consisted of the following:

	March 31, 2022	December 31, 2021
Furniture and equipment	$866	$1,049
Leasehold improvements	2	2
Internal-use software	758	—

	1,626	1,051
Less: accumulated depreciation and amortization	(591)	(738)

	$1,035	$313

Property and equipment consist of the following:

	December 31, 2021	December 31, 2020
Furniture and equipment	$1,049	$1,062
Leasehold improvements	2	23

	1,051	1,085
Less: accumulated depreciation and amortization	(738)	(562)

	$313	$523